As filed with the Securities and Exchange Commission on July 1, 2015

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22842

FORUM FUNDS II
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2014 – May 31, 2015

ITEM 1. REPORT TO STOCKHOLDERS.

BAYWOOD SKBA VALUEPLUS FUND A MESSAGE TO OUR SHAREHOLDERS MAY 31, 2015

Dear Shareholder,

We are pleased to report on our economic and financial market perspectives and the investment activities in the Baywood SKBA ValuePlus Fund (the "Fund") for the six-month period ended May 31, 2015.  The Fund buys dividend-paying companies traded on U.S. exchanges and uses SKBA’s Relative Dividend Yield (RDY) discipline as the initial valuation framework.  We believe RDY points out attractive investment opportunities, not simply among companies with above-average dividend yield, but more importantly among stocks for which low-expectations are already discounted in their valuations at the time of purchase.  This provides the potential for attractive capital appreciation opportunities.

The last three years ended in fiscal 2014 (November 30, 2014) produced the most robust annual rates of return for the S&P 500 and Russell 1000 Value indexes of any rolling three-year period since the turn of this century.  The annualized total return of each index exceeded 20%.  Yet this favorable environment appears to be changing, as the returns over the last six months have been much more moderate.  During this recent six-month period, the S&P 500, the Russell 1000 Value and the Morningstar Large-Cap Value Funds’ median returns equaled 2.97%, 2.03% and 2.13%, respectively.  This is a rather dramatic slowing from the pace of returns over the prior three years, and we believe it signals a change in the environment for stock market returns. The Fund’s returns are reported in the Financial Highlights on pages six and seven.

The first half of 2015 saw significant head winds in the form of a very strong U.S. dollar, a very disruptive cold winter similar to 2014, a very rocky period for the worldwide petroleum industry which experienced a 45% decline in crude prices since the summer of 2014, and interest rate volatility. In addition, labor unrest at west coast ports in the U.S. tied up imports and exports.  The “surprise” in this year has been the improvement in the underlying economic measures despite all of these events but also the generally lethargic reaction of stock markets. These events created much greater volatility, however, in individual market sectors, such as Energy and Utilities, which impacted short-term returns.

The simultaneity of these events seemed to increase the near term volatility as investors quickly reacted to small changes in each of these areas. One reason has been the continuing anxiety over a possible interest rate increase by the Federal Reserve Board. Some investors have been mesmerized by the almost daily guesses as to when this will occur. In spite of attempts by the Fed governors to keep the public informed about their timetable, the effect on the market has been nearly continuous lurches up and down. Our position has not changed in that we believe rising rates, at least increases not associated with significant price inflation, will not necessarily be negative for the stock market.

The outlook for the economy in 2015 remains generally good. Real growth in the domestic economy should improve to near 2.5%, and the employment picture also is looking better. Yet, in our estimation, slowing earnings growth and heightened equity valuations are likely to produce single-digit returns for the stock market over the next 3-5 years.  In the midst of these trends, the looming 2016 presidential election may cloud the horizon or add new excitement to the market movements.

As we have previously pointed out, in spite of market gains over the last few years it is still possible to find purchase opportunities that have the potential to add value and diversification to the Fund. This period has been a difficult one for long-term investors to navigate, but we are confident that patience and attention to diversification will once again prove the proper approach. Investment time horizons may span years and decades, not simply quarters, and we will continue to employ our disciplined approach seeking to take advantage of purchase opportunities should stocks decline meaningfully and will temper our enthusiasm and invest conservatively when valuations appear rich.

For more detailed information on SKBA Capital Management, LLC and our investment process and perspectives, visit our website at www.SKBA.com.

Current and future portfolio holdings are subject to change and risk.

The Morningstar category is used to compare fund performance to its peers.  It is not possible to invest directly into an index or category.  Past performance is no guarantee of future results.

Risk Considerations:  Mutual fund investing involves risk, including the possible loss of principal. The Fund primarily invests in undervalued securities, which may not appreciate in value as anticipated by the Advisor or remain undervalued for longer than anticipated. The Fund may invest in American Depositary Receipts (ADRs), which involves risks relating to political, economic or regulatory conditions in foreign countries and may cause greater volatility and less liquidity. The Fund may also invest in convertible securities and preferred stock, which may be adversely affected as interest rates rise.

1

BAYWOOD SKBA VALUEPLUS FUND SCHEDULE OF INVESTMENTS MAY 31, 2015

Shares	Security Description	Value

Common Stock - 94.8%
Basic Materials - 6.1%
3,400	E.I. du Pont de Nemours & Co.	$241,434
6,000	Goldcorp, Inc.	106,560
2,100	LyondellBasell Industries NV, Class A	212,310
6,700	Weyerhaeuser Co. REIT	218,152
		778,456
Capital Goods / Industrials - 10.2%
1,100	Caterpillar, Inc.	93,852
5,400	Eaton Corp. PLC	386,586
600	Raytheon Co.	61,956
6,200	Republic Services, Inc.	249,798
3,200	Stanley Black & Decker, Inc.	327,808
1,200	The Boeing Co.	168,624
		1,288,624
Consumer Cyclicals - 3.8%
16,900	Ford Motor Co.	256,373
2,900	Target Corp.	230,028
		486,401
Consumer Staples - 8.6%
2,400	Molson Coors Brewing Co., Class B	176,112
3,100	PepsiCo, Inc.	298,933
4,200	The Procter & Gamble Co.	329,238
3,900	Wal-Mart Stores, Inc.	289,653
		1,093,936
Energy - 11.3%
6,300	BP PLC, ADR	261,198
1,600	Chevron Corp.	164,800
2,100	Exxon Mobil Corp.	178,920
2,800	National Oilwell Varco, Inc.	137,732
3,800	Occidental Petroleum Corp.	297,122
2,300	Phillips 66	181,976
5,800	Spectra Energy Corp.	203,986
		1,425,734
Financials - 21.8%
8,300	BB&T Corp.	327,601
1,200	CME Group, Inc.	113,040
6,400	FNF Group	242,944
6,000	Invesco, Ltd.	238,980
2,000	JPMorgan Chase & Co.	131,560
2,600	M&T Bank Corp.	314,288
6,800	MetLife, Inc.	355,368
5,900	Symetra Financial Corp.	144,314
2,400	The Chubb Corp.	234,000
8,300	U.S. Bancorp	357,813
5,500	Wells Fargo & Co.	307,780
		2,767,688
Health Care - 13.2%
3,700	AbbVie, Inc.	246,383
4,500	Baxter International, Inc.	299,745
1,800	Becton Dickinson and Co.	252,918
1,800	Cardinal Health, Inc.	158,706
5,300	Eli Lilly & Co.	418,170
3,000	Johnson & Johnson	300,420
		1,676,342
Technology - 15.0%
11,100	Cisco Systems, Inc.	325,341
2,500	Harris Corp.	198,050
1,800	International Business Machines Corp.	305,370
8,700	Microsoft Corp.	407,682
2,600	QUALCOMM, Inc.	181,168
12,900	STMicroelectronics NV, ADR	109,650
5,500	TE Connectivity, Ltd.	379,500
		1,906,761
Shares	Security Description	Value
Telecommunications - 3.3%
8,400	Verizon Communications, Inc.	$415,296
Utilities - 1.5%
5,700	Exelon Corp.	192,831

Total Common Stock (Cost $10,140,085)	12,032,069

Money Market Fund - 4.7%
593,450	Federated Government Obligations Fund, 0.01% (a) (Cost $593,450)	593,450

Total Investments - 99.5% (Cost $10,733,535)*	$12,625,519

Other Assets & Liabilities, Net – 0.5%	58,073
Net Assets – 100.0%	$12,683,592

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Variable rate security. Rate presented is as of May 31, 2015.

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$2,193,126
Gross Unrealized Depreciation	(301,142)
Net Unrealized Appreciation	$1,891,984

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2015.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.

Valuation Inputs	Investments in Securities

Level 1 - Quoted Prices	$12,032,069
Level 2 - Other Significant Observable Inputs	593,450
Level 3 - Significant Unobservable Inputs	-
Total	$12,625,519

The Level 1 value displayed in this table is Common Stock. The Level 2 value displayed in this table is a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended May 31, 2015.

PORTFOLIO HOLDINGS
% of Total Investments
Basic Materials	6.2%
Capital Goods / Industrials	10.2%
Consumer Cyclicals	3.8%
Consumer Staples	8.7%
Energy	11.3%
Financials	21.9%
Health Care	13.3%
Technology	15.1%
Telecommunications	3.3%
Utilities	1.5%
Money Market Fund	4.7%
100.0%

AFA
See Notes to Financial Statements.	2

BAYWOOD SKBA VALUEPLUS FUND STATEMENT OF ASSETS AND LIABILITIES MAY 31, 2015

	ASSETS
	Total investments, at value (Cost $10,733,535)	$12,625,519
	Receivables:
	Fund shares sold	12,985
	Dividends	49,320
Advisor	From investment advisor	6,572
	Prepaid expenses	16,213
	Total Assets	12,710,609

	LIABILITIES
	Payables:
	Fund shares redeemed	4,226
	Accrued Liabilities:
	Fund services fees	5,723
	Other expenses	17,068
	Total Liabilities	27,017

	NET ASSETS	$12,683,592

	COMPONENTS OF NET ASSETS
	Paid-in capital	$10,173,156
	Undistributed net investment income	129,855
	Accumulated net realized gain	488,597
	Net unrealized appreciation	1,891,984
	NET ASSETS	$12,683,592

	SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)
	Investor Shares	81,420
	Institutional Shares	635,730

	NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
	Investor Shares (based on net assets of $1,434,521)	$17.62
	Institutional Shares (based on net assets of $11,249,071)	$17.69

See Notes to Financial Statements.	3

BAYWOOD SKBA VALUEPLUS FUND STATEMENT OF OPERATIONS SIX MONTHS ENDED MAY 31, 2015

INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $217)	$175,009
Total Investment Income	175,009
Advisor
EXPENSES
Investment advisor fees	30,960
Fund services fees	39,757
Transfer agent fees:
Investor Shares	9,021
Institutional Shares	9,038
Distribution fees:
Investor Shares	1,804
Custodian fees	2,486
Registration fees:
Investor Shares	6,951
Institutional Shares	6,942
Professional fees	19,030
Trustees' fees and expenses	1,511
Miscellaneous expenses	11,640
Total Expenses	139,140
Fees waived and expenses reimbursed	(93,992)
Net Expenses	45,148

NET INVESTMENT INCOME	129,861

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on investments	488,603
Net change in unrealized appreciation (depreciation) on investments	(573,637)
NET REALIZED AND UNREALIZED LOSS	(85,034)
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$44,827

See Notes to Financial Statements.	4

BAYWOOD SKBA VALUEPLUS FUND STATEMENTS OF CHANGES IN NET ASSETS

November 30, 2015	#	42155	#	#	*	41973
For the Six Months Ended May 31, 2015	December 2, 2013* Through November 30, 2014
OPERATIONS
Net investment income	$129,861	$268,748
Net realized gain	488,603	900,291
Net change in unrealized appreciation (depreciation)	(573,637)	93,057
Increase in Net Assets Resulting from Operations	44,827	1,262,096

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income:
Investor Shares	(21,548)	(4,507)
Institutional Shares	(215,813)	(25,497)
Net realized gain:
Investor Shares	(106,575)	-
Institutional Shares	(795,111)	-
Total Distributions to Shareholders	(1,139,047)	(30,004)

CAPITAL SHARE TRANSACTIONS
Sale of shares:
Investor Shares	-	2,156,450
Institutional Shares	1,197,012	12,143,951
Reinvestment of distributions:
Investor Shares	128,123	4,507
Institutional Shares	1,010,924	25,497
Redemption of shares:
1	Investor Shares	(39,025)	(841,210)
2	Institutional Shares	(1,057,468)	(2,183,041)
Increase in Net Assets from Capital Share Transactions	1,239,566	11,306,154
Increase in Net Assets	145,346	12,538,246

NET ASSETS
Beginning of Period	12,538,246	-
End of Period (Including line (a))	$12,683,592	$12,538,246

SHARE TRANSACTIONS
Sale of shares:
Investor Shares	-	123,329
Institutional Shares	68,002	687,361
Reinvestment of distributions:
Investor Shares	7,383	254
Institutional Shares	57,782	1,428
Redemption of shares:
Investor Shares	(2,240)	(47,306)
Institutional Shares	(59,832)	(119,011)
Increase in Shares	71,095	646,055

(a)	Undistributed net investment income	$129,855	$237,355
*	Commencement of operations.

See Notes to Financial Statements.	5

BAYWOOD SKBA VALUEPLUS FUND FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout each period.
	For the Six Months Ended May 31, 2015		December 2, 2013 (a) Through November 30, 2014
INVESTOR SHARES
NET ASSET VALUE, Beginning of Period	$19.28		$17.47
INVESTMENT OPERATIONS
Net investment income (b)	0.16		0.36
Net realized and unrealized gain (loss)	(0.16)		1.49
Total from Investment Operations	—		1.85
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	(0.26)		(0.04)
Net realized gain	(1.40)		—
Total Distributions to Shareholders	(1.66)		(0.04)
NET ASSET VALUE, End of Period	$17.62		$19.28
TOTAL RETURN	0.23	%(c)	10.59	%(c)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)	$1,435		$1,471
Ratios to Average Net Assets:
Net investment income	1.87	%(d)	1.98	%(d)
Net expenses	0.95	%(d)	0.95	%(d)
Gross expenses (e)	4.33	%(d)	4.54	%(d)
PORTFOLIO TURNOVER RATE	15	%(c)	35	%(c)

(a)		Commencement of operations.
(b)		Calculated based on average shares outstanding during each period.
(c)		Not annualized.
(d)		Annualized.
(e)		Reflects the expense ratio excluding any waivers and/or reimbursements.

See Notes to Financial Statements.	6

BAYWOOD SKBA VALUEPLUS FUND FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout each period.
	For the Six Months Ended May 31, 2015		December 2, 2013 (a) Through November 30, 2014
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Period	$19.42		$17.56
INVESTMENT OPERATIONS
Net investment income (b)	0.19		0.41
Net realized and unrealized gain (loss)	(0.17)		1.50
Total from Investment Operations	0.02		1.91
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	(0.35)		(0.05)
Net realized gain	(1.40)		—
Total Distributions to Shareholders	(1.75)		(0.05)
NET ASSET VALUE, End of Period	$17.69		$19.42
TOTAL RETURN	0.33	%(c)	10.87	%(c)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)	$11,249		$11,067
Ratios to Average Net Assets:
Net investment income	2.13	%(d)	2.26	%(d)
Net expenses	0.70	%(d)	0.70	%(d)
Gross expenses (e)	1.97	%(d)	2.50	%(d)
PORTFOLIO TURNOVER RATE	15	%(c)	35	%(c)

(a)		Commencement of operations.
(b)		Calculated based on average shares outstanding during each period.
(c)		Not annualized.
(d)		Annualized.
(e)		Reflects the expense ratio excluding any waivers and/or reimbursements.

See Notes to Financial Statements.	7

BAYWOOD SKBA VALUEPLUS FUND NOTES TO FINANCIAL STATEMENTS MAY 31, 2015

Note 1. Organization

The Baywood SKBA ValuePlus Fund (the “Fund”) is a diversified portfolio of Forum Funds II (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940 (the “Act”), as amended. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund’s shares of beneficial interest without par value. The Fund commenced operations on December 2, 2013. The Fund currently offers two classes of shares: Investor Shares and Institutional Shares. The Fund seeks to achieve long-term capital appreciation by investing in undervalued equity securities.

On December 2, 2013, the Fund commenced operations through a reorganization of a collective investment trust into the Fund.  The collective investment trust was previously managed by the Fund’s advisor and portfolio management team.  This collective investment trust was organized and commenced operations on June 27, 2008.  The collective investment trust had an investment objective and strategies that were, in all material respects, identical to those of the Fund.  The net assets and unrealized gain received by the Fund from this tax-free reorganization were as follows:

Date of Contribution	Net Assets Investor Shares	Net Assets Institutional Shares	Shares Issued Investor Shares	Shares Issued Institutional Shares	Cost of Investments	Unrealized Gain on Investments
December 2, 2013	$2,099,735	$10,168,720	120,217	579,166	$9,396,973	$2,372,564

In addition to the securities transferred in, as noted above, $498,918 of cash and other receivables were also transferred in as part of the reorganization.

Note 2. Summary of Significant Accounting Policies

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation – Exchange-traded securities and over-the-counter securities are valued using the last quoted trade or official closing price, provided by independent pricing services as of the close of trading on the market or exchange for which they are primarily traded, on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and ask price provided by independent pricing services. Non-exchange-traded securities for which quotations are available are valued using the last quoted sales price, or in the absence of a sale, at the mean of the last bid and ask prices provided by independent pricing services. Shares of open-end mutual funds are valued at net asset value (“NAV”). Short-term investments that mature in 60 days or less may be valued at amortized cost.

The Fund values its investments at fair value pursuant to procedures adopted by the Trust's Board of Trustees (the "Board") if (1) market quotations are insufficient or not readily available or (2) the advisor believes that the values available are unreliable. The Trust’s Valuation Committee, as defined in the Fund’s registration statement, performs certain functions as they relate to the administration and oversight of the Fund’s valuation procedures. Under these procedures, the Valuation Committee convenes on a regular and ad-hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value.

The Valuation Committee may work with the advisor to provide valuation inputs. In determining fair valuations, inputs may include market-based analytics which may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Advisor inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Valuation Committee performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.

Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV

8

BAYWOOD SKBA VALUEPLUS FUND NOTES TO FINANCIAL STATEMENTS MAY 31, 2015

determined by using market quotes.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical assets and liabilities

Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The aggregate value by input level, as of May 31, 2015, for the Fund’s investments is included at the end of the Fund’s Schedule of Investments.

Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized and discount is accreted using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.

Distributions to Shareholders – Distributions to shareholders of net investment income, if any, are declared and paid at least annually. Distributions to shareholders of net capital gains, if any, are declared and paid annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. The Fund files a U.S. federal income and excise tax return as required. A fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of May 31, 2015, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.

Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.

The Fund’s class-specific expenses are charged to the operations of that class of shares. Income and expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on the class’ respective net assets to the total net assets of the Fund.

Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 3. Fees and Expenses

Investment Advisor – SKBA Capital Management, LLC (the “Advisor”) is the investment advisor to the Fund. Pursuant to an investment advisory agreement, the Advisor receives an advisory fee from the Fund at an annual rate of 0.50% of the Fund’s average daily net assets.

Distribution – Foreside Fund Services, LLC serves as the Fund’s distributor (the “Distributor”). The Fund has adopted a

9

BAYWOOD SKBA VALUEPLUS FUND NOTES TO FINANCIAL STATEMENTS MAY 31, 2015

Distribution Plan (the “Plan”) in accordance with Rule 12b-1 of the Act. Under the Plan, the Fund may pay the Distributor and/or any other entity as authorized by the Board a fee of up to 0.25% of the Fund’s average daily net assets of Investor Shares for providing distribution and/or shareholder services to the Fund. The Distributor is not affiliated with the Advisor or Atlantic Fund Administration, LLC (d/b/a Atlantic Fund Services) (“Atlantic”) or their affiliates.

Other Service Providers – Atlantic provides fund accounting, fund administration, compliance and transfer agency services to the Fund. Atlantic also provides certain shareholder report production, and EDGAR conversion and filing services. Pursuant to an Atlantic services agreement, the Fund pays Atlantic customary fees for its services. Atlantic provides a Principal Executive Officer, a Principal Financial Officer, a Chief Compliance Officer, and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.

Trustees and Officers – The Trust paid each Independent Trustee an annual retainer fee of $5,000 for service to the Trust ($20,000 for the Chairman) for 2014. Effective January 1, 2015, each Independent Trustee’s annual retainer fee is $16,000 ($21,000 for the Chairman). The Independent Trustees and Chairman may receive additional fees for special Board meetings. The Independent Trustees are also reimbursed for all reasonable out-of-pocket expenses incurred in connection with their duties as Trustees, including travel and related expenses incurred in attending Board meetings. The amount of Independent Trustees’ fees attributable to the Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.

Note 4. Expenses Reimbursed and Fees Waived

The Advisor has contractually agreed to waive its fee and/or reimburse certain expenses to limit total operating expenses (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses) of Investor Shares to 0.95% and Institutional Shares to 0.70% through March 31, 2017. Other Fund service providers have voluntarily agreed to waive and reimburse a portion of their fees. These voluntary fee waivers and reimbursements may be reduced or eliminated at any time. For the period ended May 31, 2015, fees waived and expenses reimbursed were as follows:

Investment Advisor Fees Waived	Investment Advisor Expenses Reimbursed	Other Waivers	Total Fees Waived and Expenses Reimbursed
$30,959	$40,674	$22,359	$93,992

The Fund may repay the Advisor for fees waived and expenses reimbursed pursuant to the expense cap if such payment is made within three years of the fee waiver or expense reimbursement, is approved by the Fund’s Board of Trustees and the reimbursement does not cause the Fund’s net annual operating expenses of that class to exceed the expense cap in place at the time the fees were waived.  The amount of fees waived or expenses reimbursed eligible for recoupment are as follows:

	Amount of Fees Waived and/or Expenses Reimbursed	Expiration Date to Recoup Fees Waived and/or Expenses Reimbursed	Fees Recouped
November 30, 2014	$201,724	November 30, 2017	$-
May 31, 2015	$71,633	November 30, 2018	$-

Note 5. Security Transactions

The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments during the period ended May 31, 2015, were $1,828,872 and $1,773,616, respectively.

10

BAYWOOD SKBA VALUEPLUS FUND NOTES TO FINANCIAL STATEMENTS MAY 31, 2015

Note 6. Federal Income Tax

As of November 30, 2014, distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	$237,355
Undistributed Long-Term Gain	901,680
Unrealized Appreciation	2,465,621
Total	$3,604,656

Note 7. Subsequent Events

Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact and the Fund has had no such events.

11

BAYWOOD SKBA VALUEPLUS FUND ADDITIONAL INFORMATION MAY 31, 2015

Proxy Voting Information

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling (855) 409-2297 and on the U.S. Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov. The Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge and upon request, by calling (855) 409-2297 and on the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These filings are available, without charge and upon request on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees (for Investor Shares only) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2014, through May 31, 2015.

Actual Expenses – The first line under each share class of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes – The second line under each share class of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Expense
	December 1, 2014	May 31, 2015	Period*	Ratio*
Investor Shares
Actual	$1,000.00	$1,002.35	$4.74	0.95%
Hypothetical (5% return before taxes)	$1,000.00	$1,020.19	$4.78	0.95%
Institutional Shares
Actual	$1,000.00	$1,003.34	$3.50	0.70%
Hypothetical (5% return before taxes)	$1,000.00	$1,021.44	$3.53	0.70%

*
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by 365 to reflect the half-year period.

12

PORTFOLIO FUNDS

CVR DYNAMIC ALLOCATION FUND

Semi-Annual Report
May 31, 2015
(Unaudited)

CVR DYNAMIC ALLOCATION FUND PERFORMANCE CHART AND ANALYSIS MAY 31, 2015

The following chart reflects the change in the value of a hypothetical $100,000 investment in Institutional Shares, including reinvested dividends and distributions, in the CVR Dynamic Allocation Fund (the “Fund”) compared with the performance of the S&P 500 Index (the "S&P 500") and the HFRX Equity Hedge Index, since inception. The S&P 500 is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stocks. The HFRX Equity Hedge Index tracks strategies that maintain positions both long and short in primary equity and equity derivative securities. The total returns of both the S&P 500 and HFRX Equity Hedge Index include the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total returns of the S&P 500 and HFRX Equity Hedge Index do not include expenses. The Fund is professionally managed while the S&P 500 and HFRX Equity Hedge Index are unmanaged and are not available for investment.

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. For the most recent month-end performance, please call (855) 328-7691. As stated in the Fund's prospectus, the annual operating expense ratio (gross) for Institutional Shares is 3.32%. However, the Fund's adviser has agreed to contractually waive its fees and/or reimburse Fund expenses to limit total annual Fund operating expenses (excluding all taxes, interest, portfolio transaction expenses, proxy expenses and extraordinary expenses) of Institutional Shares to 1.65%, through March 31, 2016. The Fund may repay the Adviser for fees waived and expenses reimbursed pursuant to the expense cap if such payment is made within three years of the fees waived or reimbursed, is approved by the Fund’s Board of Trustees and the reimbursement does not cause the Fund’s net annual operating expenses of that class to exceed the expense cap in place at the time the fees were waived. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns greater than one year are annualized.

1

CVR DYNAMIC ALLOCATION FUND SCHEDULE OF INVESTMENTS MAY 31, 2015

Shares	Security Description	Value

Common Stock - 56.9%
Basic Materials - 5.9%
861	Air Products & Chemicals, Inc.	$126,360
222	CF Industries Holdings, Inc.	70,125
1,737	E.I. du Pont de Nemours & Co.	123,344
1,188	Ecolab, Inc.	136,204
1,162	International Paper Co.	60,227
1,490	LyondellBasell Industries NV, Class A	150,639
1,060	Monsanto Co.	123,999
563	PPG Industries, Inc.	128,865
1,046	Praxair, Inc.	128,512
2,688	The Dow Chemical Co.	139,964
1,270	The Mosaic Co.	58,230
232	The Sherwin-Williams Co.	66,858
		1,313,327
Commercial Services - 2.1%
7,800	Navigant Consulting, Inc. (a)	106,158
4,967	Omnicom Group, Inc.	370,191
		476,349
Communications - 3.9%
11,845	Comtech Telecommunications Corp.	355,824
8,589	InterDigital, Inc.	503,573
		859,397
Consumer Discretionary - 6.5%
4,968	Bed Bath & Beyond, Inc. (a)	354,318
27,029	Francesca's Holdings Corp. (a)	423,544
7,156	The Buckle, Inc.	304,702
34,833	TiVo, Inc. (a)	366,792
		1,449,356
Financials - 7.2%
6,070	Bank of America Corp.	100,155
648	Capital One Financial Corp.	54,147
2,013	Citigroup, Inc.	108,863
4,287	CME Group, Inc.	403,835
4,753	Huntington Bancshares, Inc.	52,901
1,709	JPMorgan Chase & Co.	112,418
414	M&T Bank Corp.	50,044
38,483	MoneyGram International, Inc. (a)	374,055
1,961	SunTrust Banks, Inc.	83,695
556	The PNC Financial Services Group, Inc.	53,204
2,245	U.S. Bancorp	96,782
1,833	Wells Fargo & Co.	102,575
		1,592,674
Food - 1.7%
4,715	Sanderson Farms, Inc.	384,414

Health Care - 1.8%
10,295	Premier, Inc., Class A (a)	394,504

Shares	Security Description	Value

Industrials - 1.7%
3,686	Honeywell International, Inc.	$384,081

Leisure Services - 1.9%
16,469	Interval Leisure Group, Inc.	428,523

Media - 3.5%
17,156	Time, Inc.	386,182
26,100	Tribune Publishing Co.	389,412
		775,594
Technology - 20.7%
4,289	Accenture PLC, Class A	411,915
27,000	Blucora, Inc. (a)	428,220
11,848	CA, Inc.	360,772
9,097	CGI Group, Inc., Class A (a)	385,531
21,206	Ebix, Inc.	754,933
4,914	IAC/InterActiveCorp.	368,894
40,414	Liquidity Services, Inc. (a)	400,907
14,327	NeuStar, Inc., Class A (a)	391,414
25,130	RPX Corp. (a)	399,818
8,484	Teradata Corp. (a)	330,367
4,341	VMware, Inc., Class A (a)	379,056
		4,611,827

Total Common Stock (Cost $12,054,961)	12,670,046

Investment Companies - 32.7%
20,761	First Trust Dow Jones Internet Index Fund (a)	1,392,025
22,826	First Trust Health Care AlphaDEX Fund (a)	1,564,723
13,683	iShares North American Tech-Software ETF	1,380,752
11,670	iShares U.S. Aerospace & Defense ETF	1,418,605
3,322	SPDR S&P Insurance ETF	225,331
13,432	SPDR S&P Retail ETF	1,313,515

Total Investment Companies (Cost $6,442,324)	7,294,951

Money Market Fund - 1.4%
315,894	Fidelity Institutional Cash Money Market Fund, 0.10% (b) (Cost $315,894)	315,894

Total Investments - 91.0% (Cost $18,813,179)*	$20,280,891
Other Assets & Liabilities, Net – 9.0%	1,999,880
Net Assets – 100.0%	$22,280,771

See Notes to Financial Statements.	2

CVR DYNAMIC ALLOCATION FUND NOTES TO SCHEDULE OF INVESTMENTS MAY 31, 2015

ETF	Exchange Traded Fund
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Variable rate security. Rate presented is as of May 31, 2015.

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$1,948,988
Gross Unrealized Depreciation	(481,276)
Net Unrealized Appreciation	$1,467,712

AFA
At May 31, 2015, the Fund held the following futures contracts:
Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)

2	3-month EURO EURIBOR Future	09/19/16	$543,482	$25
5	90-day EUR Future	09/19/16	1,235,263	237
7	90-day Sterling Future	09/25/16	1,342,372	1,198
1	AUD/NZD Exchange Rate Future	06/17/15	158,835	1,548
1	Dollar Index Future	06/17/15	97,413	(427)
1	EUR/AUD Future	06/17/15	141,495	1,521
1	EUR/JPY Future	06/17/15	141,812	693
5	EURO-BOBL Future	06/10/15	735,001	2,466
3	EURO-BUND Future	06/10/15	508,643	4,682
7	EURO-SCHATZ Future	06/10/15	853,220	(102)
1	LME Lead Future	07/19/15	52,590	(3,978)
1	LME Zinc Future	07/15/15	57,459	(2,896)
1	Mexican Peso Future	06/17/15	32,768	(416)
1	NASDAQ 100 E-mini Future	06/19/15	90,582	(362)
7	New Zealand 3-month Bill Future	12/17/15	5,206,809	1,305
1	NIKKEI 225 Future	06/12/15	83,356	1,626
1	S&P 500 Index E-mini Future	06/19/15	105,240	60
1	Soybean Meal Future	07/16/15	30,195	375
1	U.S. 10-year Note Future	09/30/15	127,674	14
1	U.S. 5-year Note Future	10/05/15	119,721	22

(1)	10-year Mini JGB Future	06/10/15	(122,539)	(355)
(1)	Bank Acceptance Future	03/14/16	(202,432)	(123)
(2)	CAD Currency Future	06/17/15	(160,854)	194
(1)	LME Lead Future	07/19/15	(52,079)	3,466
(1)	LME Zinc Future	07/15/15	(57,654)	3,091
$11,068,372	$13,864
AFA

See Notes to Financial Statements.	3

CVR DYNAMIC ALLOCATION FUND NOTES TO SCHEDULE OF INVESTMENTS MAY 31, 2015

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments and liabilities as of May 31, 2015.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.

Level 1	Level 2	Level 3	Total

Assets
Investments At Value
Common Stock
Basic Materials	$1,313,327	$-	$-	$1,313,327
Commercial Services	476,349	-	-	476,349
Communications	859,397	-	-	859,397
Consumer Discretionary	1,449,356	-	-	1,449,356
Financials	1,592,674	-	-	1,592,674
Food	384,414	-	-	384,414
Health Care	394,504	-	-	394,504
Industrials	384,081	-	-	384,081
Leisure Services	428,523	-	-	428,523
Media	775,594	-	-	775,594
Technology	4,611,827	-	-	4,611,827
Investment Companies	7,294,951	-	-	7,294,951
Money Market Fund	-	315,894	-	315,894
Total Investments At Value	$19,964,997	$315,894	$-	$20,280,891
Other Financial Instruments**
Futures	22,523	-	-	22,523
Total Assets	$19,987,520	$315,894	$-	$20,303,414
Liabilities
Other Financial Instruments**
Futures	(8,659)	-	-	(8,659)
Total Liabilities	$(8,659)	$-	$-	$(8,659)

**Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation (depreciation) at period end.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended May 31, 2015.

PORTFOLIO HOLDINGS
% of Total Investments
Basic Materials	6.5%
Commercial Services	2.4%
Communications	4.2%
Consumer Discretionary	7.1%
Financials	7.9%
Food	1.9%
Health Care	1.9%
Industrials	1.9%
Leisure Services	2.1%
Media	3.8%
Technology	22.7%
Investment Companies	36.0%
Money Market Fund	1.6%
100.0%

See Notes to Financial Statements.	4

CVR DYNAMIC ALLOCATION FUND STATEMENT OF ASSETS AND LIABILITIES MAY 31, 2015

ASSETS
Total investments, at value (Cost $18,813,179)	$20,280,891
Deposits with brokers	329,274
Cash	1,849,842
Foreign currency (Cost $14,709)	14,627
Receivables:
Dividends	15,783
Prepaid expenses	8,708
Total Assets	22,499,125

LIABILITIES
Payables:
Investment securities purchased	183,931
Variation margin	133
Accrued Liabilities:
Investment adviser fees	16,176
Trustees’ fees and expenses	26
Fund services fees	9,917
Other expenses	8,171
Total Liabilities	218,354

NET ASSETS	$22,280,771

COMPONENTS OF NET ASSETS
Paid-in capital	$20,709,038
Accumulated net investment loss	(33,993)
Accumulated net realized gain	124,232
Net unrealized appreciation	1,481,494
NET ASSETS	$22,280,771

SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)
Institutional Shares	2,033,764

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
Institutional Shares (based on net assets of $22,280,771)	$10.96

See Notes to Financial Statements.	5

CVR DYNAMIC ALLOCATION FUND STATEMENT OF OPERATIONS SIX MONTHS ENDED MAY 31, 2015

INVESTMENT INCOME
Dividend income	$130,056
Total Investment Income	130,056

EXPENSES
Investment adviser fees	115,082
Fund services fees	70,165
Custodian fees	2,545
Registration fees	5,523
Professional fees	20,788
Trustees' fees and expenses	1,968
Offering costs	5,471
Miscellaneous expenses	19,309
Total Expenses	240,851
Fees waived and expenses reimbursed	(78,504)
Net Expenses	162,347

NET INVESTMENT LOSS	(32,291)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	214,994
Foreign currency transactions	(4,461)
Futures	74,044
Net realized gain	284,577
Net change in unrealized appreciation (depreciation) on:
Investments	509,466
Foreign currency translations	320
Futures	(93,322)
Net change in unrealized appreciation (depreciation)	416,464
NET REALIZED AND UNREALIZED GAIN	701,041
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$668,750

See Notes to Financial Statements.	6

CVR DYNAMIC ALLOCATION FUND STATEMENTS OF CHANGES IN NET ASSETS

For the Six Months Ended May 31, 2015	December 30, 2013* Through November 30, 2014
OPERATIONS
Net investment loss	$(32,291)	$(87,063)
Net realized gain	284,577	47,160
Net change in unrealized appreciation (depreciation)	416,464	1,065,030
Increase in Net Assets Resulting from Operations	668,750	1,025,127

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain:
Institutional Shares	(122,144)	-

CAPITAL SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	2,863,921	18,743,634
Reinvestment of distributions:
Institutional Shares	122,144	-
Redemption of shares:
2	Institutional Shares	(744,152)	(276,509)
Increase in Net Assets from Capital Share Transactions	2,241,913	18,467,125
Increase in Net Assets	2,788,519	19,492,252

NET ASSETS
Beginning of Period	19,492,252	-
End of Period (Including line (a))	$22,280,771	$19,492,252

SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	266,840	1,851,891
Reinvestment of distributions:
Institutional Shares	11,745	-
Redemption of shares:
Institutional Shares	(69,352)	(27,360)
Increase in Shares	209,233	1,824,531

(a)	Accumulated net investment loss	$(33,993)	$(1,702)
*	Commencement of operations.

See Notes to Financial Statements.	7

CVR DYNAMIC ALLOCATION FUND FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout each period.
	For the Six Months Ended May 31, 2015		December 30, 2013 (a) Through November 30, 2014
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Period	$10.68		$10.00
INVESTMENT OPERATIONS
Net investment loss (b)	(0.02)		(0.07)
Net realized and unrealized gain	0.37		0.68
Net gain from contribution by affiliate	-		0.07
Total from Investment Operations	0.35		0.68
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain	(0.07)		—
NET ASSET VALUE, End of Period	$10.96		$10.68
TOTAL RETURN	3.27	%(c)	6.80	%(c)(d)

RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)	$22,281		$19,492
Ratios to Average Net Assets:(e)
Net investment loss	(0.31	)%(f)	(0.70	)%(f)
Net expenses (g)	1.55	%(f)	1.47	%(f)
Gross expenses (h)	2.30	%(f)	3.14	%(f)
PORTFOLIO TURNOVER RATE	37	%(c)	157	%(c)

(a)		Commencement of operations.
(b)		Calculated based on average shares outstanding during each period.
(c)		Not annualized.
(d)
Calculation includes affiliate reimbursements and gains incurred on the contribution of capital. Excluding the effect of the net reimbursements from the Fund's ending net asset value per share, total return for the period ending November 30, 2014, would have been 6.10%.

(e)		The ratios of expenses and net investment loss to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investment companies in which the Fund invests.
(f)		Annualized.
(g)		Net expenses include reimbursement of indirect fees by the Adviser, such as acquired fund fees and expenses.
(h)		Reflects the expense ratio excluding any waivers and/or reimbursements.

See Notes to Financial Statements.	8

CVR DYNAMIC ALLOCATION FUND NOTES TO FINANCIAL STATEMENTS MAY 31, 2015

Note 1. Organization

The CVR Dynamic Allocation Fund (the “Fund”) is a diversified portfolio of Forum Funds II (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940 (the “Act”), as amended. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund’s shares of beneficial interest without par value. The Fund commenced operations on December 30, 2013. The Fund currently offers two classes of shares: Institutional Shares and Investor Shares. As of May 31, 2015, Investor Shares had not commenced operations. The Fund seeks long-term capital appreciation while preserving capital in declining markets.

Note 2. Summary of Significant Accounting Policies

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation – Exchange-traded securities (such as shares of exchange-traded funds) and over-the-counter securities are valued using the last quoted trade or official closing price, provided by independent pricing services as of the close of trading on the market or exchange for which they are primarily traded, on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and ask price provided by independent pricing services. Non-exchange-traded securities for which quotations are available are valued using the last quoted sales price, or in the absence of a sale, at the mean of the last bid and ask prices provided by independent pricing services. Futures contracts listed for trading on a securities exchange or board of trade shall be valued at the last quoted sales price or in the absence of a sale at the mean of the last bid and asked prices. Shares of non-exchange traded open-end mutual funds are valued at net asset value (“NAV”). Short-term investments that mature in 60 days or less may be valued at amortized cost.

The Fund values its investments at fair value pursuant to procedures adopted by the Trust's Board of Trustees (the "Board") if (1) market quotations are insufficient or not readily available or (2) the adviser believes that the values available are unreliable. The Trust’s Valuation Committee, as defined in the Fund’s registration statement, performs certain functions as they relate to the administration and oversight of the Fund’s valuation procedures. Under these procedures, the Valuation Committee convenes on a regular and ad-hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value.

The Valuation Committee may work with the adviser to provide valuation inputs. In determining fair valuations, inputs may include market-based analytics which may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Valuation Committee performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.

Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical assets and liabilities

Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The aggregate value by input level, as of May 31, 2015, for the Fund’s investments is included at the end of the Fund’s Schedule of Investments.

9

CVR DYNAMIC ALLOCATION FUND NOTES TO FINANCIAL STATEMENTS MAY 31, 2015

Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized and discount is accreted using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.

Foreign Currency Translations – Foreign currency amounts are translated into U.S. dollars as follows: (1) assets and liabilities at the rate of exchange at the end of the respective period; and (2) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Futures Contracts – The Fund may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum “initial margin” requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the fund as unrealized gains or losses. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and value at the time it was closed. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities.

Notional amounts of each individual futures contract outstanding as of May 31, 2015, for the Fund, are disclosed in the Schedule of Investments.

Distributions to Shareholders – Distributions to shareholders of net investment income, if any, are declared and paid at least annually. Distributions to shareholders of net capital gains, if any, are declared and paid annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

On December 12, 2014, the Fund paid distributions of $0.032503 in long-term capital gains per share and $0.033627 in short-term capital gains per share related to the period ended November 30, 2014.

Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. The Fund will file a U.S. federal income and excise tax return as required. A fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of May 31, 2015, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.

Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.

Offering Costs – Offering costs for the Fund of $65,650 consisted of fees related to the mailing and printing of the initial prospectus, certain startup legal costs, and initial registration filings. Such costs are amortized over a twelve-month period beginning with the commencement of operations of the Fund.

Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

10

CVR DYNAMIC ALLOCATION FUND NOTES TO FINANCIAL STATEMENTS MAY 31, 2015

Note 3. Cash – Concentration in Uninsured Account

For cash management purposes the Fund may concentrate cash with the Fund’s custodian. This typically results in cash balances exceeding the Federal Deposit Insurance Corporation (“FDIC”) insurance limits. As of May 31, 2015, the Fund held $1,599,842 as cash reserves at MUFG Union Bank, N.A. that exceeded the FDIC insurance limit.

Note 4. Fees and Expenses

Investment Adviser – CVR Portfolio Funds LLC (the “Adviser”) is the investment adviser to the Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee from the Fund at an annual rate of 1.10% of the Fund’s average daily net assets.

The Adviser has employed a sub-adviser to manage a portion of the Fund's assets. The sub-advisory fee, calculated as a percentage of the Fund’s average daily net assets, is paid by the Adviser.

Distribution – Foreside Fund Services, LLC serves as the Fund’s distributor (the “Distributor”). The Fund has adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 of the Act. Under the Plan, the Fund may pay the Distributor and/or any other entity as authorized by the Board a fee of up to 0.25% of the Fund’s average daily net assets of Investor Shares for providing distribution and/or shareholder services to the Fund. The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC (d/b/a Atlantic Fund Services) (“Atlantic”) or their affiliates.

Other Service Providers – Atlantic provides fund accounting, fund administration, compliance and transfer agency services to the Fund. Atlantic also provides certain shareholder report production, and EDGAR conversion and filing services. Pursuant to an Atlantic services agreement, the Fund pays Atlantic customary fees for its services. Atlantic provides a Principal Executive Officer, a Principal Financial Officer, a Chief Compliance Officer, and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.

Trustees and Officers – The Trust paid each Independent Trustee an annual retainer fee of $5,000 for service to the Trust ($20,000 for the Chairman) for 2014. Effective January 1, 2015, each Independent Trustee’s annual retainer fee is $16,000 ($21,000 for the Chairman). The Independent Trustees and Chairman may receive additional fees for special Board meetings. The Independent Trustees are also reimbursed for all reasonable out-of-pocket expenses incurred in connection with their duties as Trustees, including travel and related expenses incurred in attending Board meetings. The amount of Independent Trustees’ fees attributable to the Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.

Note 5. Expenses Reimbursed and Fees Waived

The Adviser has contractually agreed to waive its fee and/or reimburse certain expenses to limit total annual operating expenses (excluding all taxes, interest, portfolio transaction expenses, proxy expenses and extraordinary expenses) to 1.65% for Institutional Shares through March 31, 2016. Other fund service providers have voluntarily agreed to waive and reimburse a portion of their fees. These voluntary fee waivers and reimbursements may be reduced or eliminated at any time. For the period ended May 31, 2015, fees waived and expenses reimbursed were as follows:

Investment Adviser Fees Waived	Acquired Fund Fees and Expenses Reimbursed by Adviser	Other Waivers	Total Fees Waived and Expenses Reimbursed
$49,886	$10,277	$18,341	$78,504

The Fund may repay the Adviser for fees waived and expenses reimbursed pursuant to the expense cap if such payment is made within three years of the fee waiver or expense reimbursement, is approved by the Fund’s Board of Trustees and does not cause the net annual fund operating expenses of a class to exceed the expense cap in place at the time the fees were waived. As of May 31, 2015, the following amounts are subject to recapture by the Adviser:

	Amount of Fees Waived and/or Expenses Reimbursed	Expiration Date to Recoup Fees Waived and/or Expenses Reimbursed	Fees Recouped
November 30, 2014	$160,247	November 30, 2017	$-
May 31, 2015	$60,163	November 30, 2018	$-

11

CVR DYNAMIC ALLOCATION FUND NOTES TO FINANCIAL STATEMENTS MAY 31, 2015

Note 6. Security Transactions

The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments during the period ended May 31, 2015, were $11,143,512 and $6,407,518, respectively.

Note 7. Summary of Derivative Activity

The volume of open derivative positions may vary on a daily basis as the Fund transacts derivative contracts in order to achieve the exposure desired by the Adviser. The notional value of activity for the period ended May 31, 2015, for any derivative type that was held during the year is as follows:

Futures Contracts	$83,142,043

The Fund’s use of derivatives during the period ended May 31, 2015, was limited to futures contracts.

Following is a summary of the effect of derivatives on the Statement of Assets and Liabilities as of May 31, 2015:

Location:	Interest Risk	Currency Risk	Equity Risk	Total
Liability derivatives:
Payable – variation margin	$35	$(84)	$(84)	$(133)

Realized and unrealized gains and losses on derivatives contracts during the period ended May 31, 2015, by the Fund are recorded in the following locations on the Statement of Operations:

Location:	Interest Risk	Commodity Risk	Currency Risk	Equity Risk	Total
Net realized gain (loss) on:
Futures	$105,401	$(4,572)	$(54,832)	28,047	$74,044
Total net realized gain (loss)	$105,401	$(4,572)	$(54,832)	28,047	$74,044

Net change in unrealized appreciation (depreciation) on:
Futures	$(33,918)	$58	$(18,405)	(41,057)	$(93,322)
Total net change in unrealized appreciation (depreciation)	$(33,918)	$58	$(18,405)	(41,057)	$(93,322)

Asset (Liability) amounts shown in the table below represent amounts for derivative related investments at May 31, 2015. These amounts may be collateralized by cash or financial instruments.

	Gross Asset (Liability) as Presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged**	Cash Collateral (Received) Pledged**	Net Amount
Liabilities:
Over-the-counter derivatives*	$(133)	-	$133	-

*   Over-the-counter derivatives consists of futures contracts. The amounts disclosed above represent the exposure to one or more counterparties. For further detail on individual derivative contracts and the corresponding unrealized appreciation (depreciation), see the Schedule of Investments.

** The actual financial instruments and cash collateral (received) pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statement of Assets and Liabilities.

12

CVR DYNAMIC ALLOCATION FUND NOTES TO FINANCIAL STATEMENTS MAY 31, 2015

Note 8. Federal Income Tax

As of November 30, 2014, distributable earnings (accumulated loss) on a tax basis were as follows:

Undistributed Ordinary Income	$62,110
Undistributed Long-Term Gain	60,034
Capital and Other Losses	(31,443)
Unrealized Appreciation	934,426
Total	$1,025,127

The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales, mark to market, and 1256 contract treatment of futures.

For tax purposes, the prior year post-October loss was $29,741 and the prior deferred late year ordinary loss was $1,702 (realized during the period November 1, 2014 through November 30, 2014). These losses were recognized for tax purposes on the first business day of the Fund’s current fiscal year, December 1, 2014.

Note 9. Subsequent Events

Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact and the Fund has had no such events.

13

CVR DYNAMIC ALLOCATION FUND ADDITIONAL INFORMATION MAY 31, 2015

Proxy Voting Information

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling (855) 328-7691 and on the U.S. Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov. The Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge and upon request, by calling (855) 328-7691 and on the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These filings are available, without charge and upon request on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees (for Investor Shares only), and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2014, through May 31, 2015.

Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Expense
	December 1, 2014	May 31, 2015	Period*	Ratio*
Institutional Shares
Actual	$1,000.00	$1,032.74	$7.86	1.55%
Hypothetical (5% return before taxes)	$1,000.00	$1,017.20	$7.80	1.55%

*
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by 365 to reflect the half-year period.

14

CVR DYNAMIC ALLOCATION FUND

FOR MORE INFORMATION:
P.O. Box 588
Portland, ME  04112
(855) 328-7691 (toll free)

INVESTMENT ADVISER
CVR Portfolio Funds LLC
One Bromfield Street, Suite 5100
Boston, MA 02108

TRANSFER AGENT
Atlantic Fund Services
P.O. Box 588
Portland, ME 04112
www.atlanticfundservices.com

DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management, and other information.

219-SAR-0515

ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable

ITEM 6. INVESTMENTS.
(a)	Included as part of report to shareholders under Item 1.
(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the board of trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.

 (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)  Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002. (Exhibits filed herewith)

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002. (Exhibit filed herewith)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                      Forum Funds II

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	June 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	June 29, 2015

By	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date	June 29, 2015